Organization, Business Overview and Liquidity	3 Months Ended
Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Business Overview and Liquidity

1. Organization, Business Overview and Liquidity

Serina Therapeutics, Inc. (“Serina” or the “Company”) was incorporated as AgeX Therapeutics, Inc. in January 2017 in the state of Delaware. On March 26, 2024, AgeX Therapeutics, Inc. completed a merger transaction in accordance with the terms and conditions of the Agreement and Plan of Merger and Reorganization, dated as of August 29, 2023 (the “Merger Agreement”), by and among AgeX Therapeutics, Inc. (“AgeX”), Canaria Transaction Corporation, an Alabama corporation and a wholly owned subsidiary of AgeX (“Merger Sub”), and Serina Therapeutics, Inc., an Alabama corporation (“Legacy Serina”), pursuant to which Merger Sub merged with and into Legacy Serina, with Legacy Serina surviving the merger as a wholly owned subsidiary of AgeX (the “Merger”). Additionally, on March 26, 2024, AgeX changed its name from “AgeX Therapeutics, Inc.” to “Serina Therapeutics, Inc.” (the “Company”).

At the effective time of the Merger, each outstanding share of Legacy Serina capital stock (after giving effect to the automatic conversion of all shares of Legacy Serina preferred stock into shares of Legacy Serina common stock and excluding any shares held as treasury stock by Legacy Serina or held or owned by AgeX or any subsidiary of AgeX or of Legacy Serina and any dissenting shares) was converted into the right to receive 0.97682654 shares of AgeX common stock, which resulted in AgeX issuing an aggregate of 5,913,277 shares of AgeX common stock to the stockholders of Legacy Serina. In addition, AgeX assumed the Legacy Serina 2017 Stock Option Plan, and each outstanding and unexercised option to purchase Legacy Serina common stock and each outstanding and unexercised warrant to purchase Legacy Serina capital stock was adjusted with such stock options and warrants henceforth representing the right to purchase a number of shares of Company common stock equal to 0.97682654 multiplied by the number of shares of Legacy Serina common stock previously represented by such options and warrants.

Following the consummation of the Merger, the business previously conducted by Serina became the business conducted by the Company, which is now a clinical-stage biotechnology company developing Serina’s drug product candidates. The Company’s headquarters are located in Huntsville, Alabama (Serina’s former headquarters).

The Company is a clinical-stage biotechnology company developing a pipeline of wholly-owned drug product candidates to treat neurological diseases and pain. The Company’s POZ drug delivery technology is designed to enable certain existing drugs and novel drug candidates to be modified in a way that may provide an increase in efficacy and safety of the resulting polymeric drug conjugate. The Company’s proprietary POZ technology is based on a synthetic, water soluble, low viscosity polymer called poly(2-oxazoline). The Company’s POZ technology is engineered to provide greater control in drug loading and more precision in the rate of release of attached drugs delivered via subcutaneous injection.

The therapeutic agents in the Company’s product candidates are typically well-understood and marketed drugs that are effective but are limited by pharmacokinetic (PK) profiles that can include toxicity, side effects and short half-life. We believe that by using POZ technology, drugs with narrow therapeutic windows can be designed to maintain more desirable and stable levels in the blood. We believe that POZ technology can be applied to small molecules, proteins, antibody drug conjugates, and other classes of molecules.

Prior to the closing of the Merger, any assets of AgeX other than certain “Legacy Assets” were transferred into a recently formed subsidiary of AgeX, UniverXome Bioengineering, Inc. (“UniverXome”). UniverXome assumed (i) any outstanding indebtedness of AgeX to Juvenescence Limited (“Juvenescence”), which was secured by the assets contributed to UniverXome, (ii) most of the Company’s contracts with third parties, other than certain designated contracts and any contracts that were terminated before the Merger, and (iii) all other liabilities of the Company in existence as of the effective time of the Merger (other than certain transaction expenses related to the Merger).

Emerging Growth Company

The Company is an “emerging growth company” as defined in the Jumpstart Our Business Startups Act of 2012.

Liquidity and Going Concern

In addition to general economic and capital market trends and conditions, the Company’s ability to raise sufficient additional capital to finance its operations from time to time will depend on a number of factors specific to the Company’s operations such as operating expenses and progress in out-licensing its technologies and development of its product candidates.

The unavailability or inadequacy of financing to meet future capital needs could force the Company to modify, curtail, delay, or suspend some or all aspects of planned operations. Sales of additional equity securities could result in the dilution of the interests of its stockholders. The Company cannot assure that adequate financing will be available on favorable terms, if at all.

The Company recognized net loss of approximately $9.4 million for the period ended March 31, 2024. The Company used approximately $1.6 million in net cash from operating activities for the period ended March 31, 2024 and has historically incurred losses from operations and expects to continue to generate negative cash flows as the Company implements its business plan.

Management believes that its cash and cash equivalents of $8.7 million as of March 31, 2024, along with the approximately $15 million of cash proceeds expected to be received from Juvenescence through the exercise of Post-Merger Warrants as provided in a “Side Letter”, will be used to fund Company operations but are not expected to be sufficient to satisfy the Company’s anticipated operating and other funding requirements for the twelve months from the issuance of these condensed consolidated interim financial statements. See Note 7, Stockholders’ Equity/(Deficit) regarding the Post-Merger Warrants and Side Letter. Management has based its estimate of the funds needed to finance Company operations on assumptions that may prove to be wrong, and available capital resources could be exhausted sooner than expected. As such, there is substantial doubt about the Company’s ability to continue as a going concern.

The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, technical risks associated with the successful research, development and manufacturing of therapeutic candidates, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, compliance with government regulations, and the ability to secure additional capital to fund operations. Therapeutic drug candidates currently under development will require significant additional research and development efforts, including extensive preclinical and clinical testing and regulatory approval prior to commercialization. These efforts will require significant amounts of additional capital, adequate personnel, and infrastructure. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize revenue from product sales. The Company expects to largely rely on raising capital from equity investors for funding its operations. Some funding is expected to be obtained through licensing agreements or other arrangements with commercial entities.

As a result of recurring losses from operations and recurring negative cash flows from operations, there is substantial doubt regarding the Company’s ability to maintain liquidity sufficient to operate its business effectively. If sufficient capital is not available, the Company would be required to delay, limit, reduce, or terminate its product development or future commercialization efforts or grant rights to develop and market therapeutic candidates to other entities. There can be no assurance that the Company will be able to raise additional funds or that the terms and conditions of any future financings will be workable or acceptable to the Company or its shareholders. The financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classifications of liabilities that might be necessary should the Company be unable to continue as a going concern.